Significant Components of Contract Acquisition Costs (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Acquired Finite-Lived Intangible Assets [Line Items]
Conversion costs, net	$ 112,239	$ 85,402
Payments for processing rights, net	72,651	75,865
Total	$ 184,890	$ 161,267